Acquisitions, Investments, Dispositions and Assets Held for Sale	12 Months Ended
Dec. 31, 2020
Acquisitions, Investments, Dispositions and Assets Held for Sale
Acquisitions, Investments, Dispositions and Assets Held for Sale

3.Acquisitions, Investments, Dispositions and Assets Held for Sale

In February 2018, the Company announced an agreement to sell its 19.9% stake in Imagina Media Audiovisual, S.L. (together with its subsidiaries, “Imagina”), a media and telecom company in Spain, which was subject to the fulfillment of certain conditions and regulatory approvals. In June 2018, this transaction was closed and the Company sold its stake in Imagina and received proceeds in the aggregate amount of €284.5 million (Ps.6,603,751), of which €251.3 million (Ps.5,832,360) were in cash and €33.2 million (Ps.771,391) were held in escrow, and will be paid to the Company over time subject to customary terms and conditions under escrow agreements. In the fourth quarter of 2018, a cash amount of €16.1 million (Ps.366,354) was released from escrow and an amount of €1.5 million (Ps.33,558) was used for escrow purposes. As of December 31, 2020 and 2019, the amount held in escrow from this transaction was €2.2 million (Ps.54,302) and €5.4 million (Ps.114,127), respectively.

On December 17, 2018, the Group acquired from Axtel, S.A.B. de C.V. (“Axtel”) its residential fiber-to-home business and related assets in Mexico City, Zapopan, Monterrey, Aguascalientes, San Luis Potosi and Ciudad Juárez. The assets acquired comprise 553,226 revenue generating units consisting of 97,622 video, 227,802 broadband and 227,802 voice, revenue generating units. This transaction was paid in cash by the Group in the aggregate amount of Ps.5,466,872, including value added tax. Through this acquisition, the Group continues with its strategy to consolidate a cable company with national coverage that delivers more and better services for the benefit of end users. The following table summarizes the allocation of the total amount of cash paid by the Group in connection with the purchase of tangible and identifiable intangible assets acquired and liabilities assumed at the acquisition date. The excess of the purchase price over those fair values was allocated to goodwill in the Cable segment. The Company’s management completed a final purchase price allocation for this acquisition in the first half of 2019, and there was no changes with the preliminary purchase price allocation made as of December 31, 2018.

	December 17,
	2018
Cash and cash equivalents	Ps.	1,000
Trade notes and accounts receivables		169,036
Other accounts receivable primarily value-added tax		875,331
Total current assets		1,045,367
Property and equipment		2,130,108
Intangible assets and goodwill		2,582,713
Total assets		5,758,188
Other current liabilities		291,316
Total liabilities		291,316
Total net assets	Ps.	5,466,872

In July 2019, the Company announced an agreement with Live Nation Entertainment, Inc. (“Live Nation”) to dispose of its 40% equity interest in OCESA Entretenimiento, S.A. de C.V. (“OCEN”), a live entertainment company with operations in Mexico, Central America and Colombia. OCEN is (i) a direct associate of OISE Entretenimiento, S.A. de C.V. (“OISE Entretenimiento”), a wholly-owned subsidiary of the Company; and (ii) a subsidiary of Compañía Interamericana de Entretenimiento, S.A.B. de C.V. (“CIE”). The proposed disposal of OCEN was expected to be completed by the parties in the first half of 2020, through the sale of all of the outstanding shares of OISE Entretenimiento, which net assets are comprised primarily of the  40% equity stake in OCEN. This transaction was subject to customary closing conditions, including regulatory approvals and certain notifications, and to the closing of the proposed sale by CIE to Live Nation of a portion of its stake in OCEN. In consideration for the sale of the shares of OISE Entretenimiento, the Company expected to receive cash proceeds in the aggregate amount of Ps.5,206,000. As a result of this transaction, beginning on July 31, 2019, the Group classified the assets of OISE Entretenimiento, including the carrying value of its investment in OCEN as current assets held for sale in its consolidated statement of financial position. As of December 31, 2019, the carrying value of current assets held for sale in connection with this proposed transaction amounted to Ps.694,239, of which Ps.693,970, were related to the carrying value of the investment in OCEN. Live Nation and the Company have an open dispute in connection with a purported unilateral termination of the stock purchase agreement by Live Nation which was notified to the Company in May 2020. Beginning on May 31, 2020, the Company: (i) ceased to classify the assets of OISE Entretenimiento, including the investment in OCEN, as current assets held for sale; (ii) began to classify its equity interest in OCEN as an investment in associates and joint ventures in its consolidated statement of financial position; (iii) recognized its share of income of OCEN, which was discontinued from August 1, through December 31, 2019, in consolidated retained earnings as of January 1, 2020 in the amount of Ps.147,975; (iv) began to recognize its share of income or loss of OCEN for the year ended December 31, 2020; and (v) restated for comparison purposes its previously reported consolidated statement of financial position as of December 31, 2019, which included its investment in OCEN as current assets held for sale, to conform with the current classification of this asset as investments in associates and joint ventures (see Notes 10 and 20).

In July 2019, the Company announced a stock purchase agreement with Corporativo Coral, S.A. de C.V. (“Coral”) and Miguel Alemán Magnani as Obligor  to dispose of its 50% equity interest in Radiópolis, a direct subsidiary of the Company at that date which was engaged in the Radio business, for an aggregate amount of Ps.1,248,000, as well as the payment of a dividend by Radiópolis to the Company by the closing date of the transaction. While the sale of the Company’s equity interest in the Radio business was consummated for legal and tax purposes as of December 31, 2019, the total assets and related total liabilities of Radiópolis in the amount of Ps.1,675,426 and Ps.432,812, respectively, as of December 31, 2019, were classified as current assets and current liabilities held for sale in the Group's consolidated statement of financial position as of that date, as the voting interest of the Company in Radiópolis continued to be in place until the full payment of the purchase price was made by the acquirer. In March and June 2020, the Company entered into additional agreements with Coral an its Obligor to complete this transaction by which, among other things, the acquirer made two cash payments in March and June 2020, for the amount of Ps.603,395 and Ps.110,000, respectively, and a final cash payment in July 2020 for the amount of Ps.534,605, the Company concluded this transaction and received the payment of a dividend from Radiópolis in the amount of Ps.285,669. As a result of this transaction the Group recognized a pre-tax gain of disposition on Radiópolis of Ps. 932,449 in consolidated other income for the year ended December 31, 2020. Following this transaction, the Group classified its former Radio operations as disposed operations in the segment information of its consolidated statements of income for the years ended December 31, 2020, 2019 and 2018. The Group did not classify its former Radio operations as discontinued operations in these consolidated statements of income, as these operations did not represent a separate major line of business in any of those years, based on a materiality assessment performed by management (see Notes 2 (b), 22 and 26).